Cover	Jan. 04, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by Friendable, Inc., a Nevada corporation (“Company”) for the purpose of amending Item 2.01 Completion of Acquisition or Disposition of Assets and Item 9.01 Financial Statements and Exhibits of that certain Current Report on Form 8-K originally filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on January 10, 2022 (the “Original Form 8-K”) in connection with the completion of the acquisition of the assets of Artist Republik, Inc. ( “Artist Republik”). As indicated in the Original Form 8-K, this Amendment is being filed to provide the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were not previously filed with the Original Form 8-K as permitted by the rules of the SEC.
Document Period End Date	Jan. 04, 2022
Entity File Number	000-52917
Entity Registrant Name	Friendable, Inc.
Entity Central Index Key	0001414043
Entity Tax Identification Number	98-0546715
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1821 S Bascom Ave.
Entity Address, Address Line Two	Suite 353
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	(855)
Local Phone Number	473-7473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false